Summary of Significant Accounting Policies - Going Concern (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 50,370		$ 128,318	$ 60,495
Accumulated deficit	(434,863)		(379,889)	(333,200)
Net cash used in operating activities	(71,336)	$ (26,718)	(42,591)	(39,271)
Net income (loss)	$ (54,974)	$ (30,591)	$ (46,689)	$ (37,713)